Interim Unaudited Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Preferred Shares [Member] Series B Preferred Shares [Member]	Preferred Shares [Member] Series C Preferred Shares [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2018	$ 316,362	$ 99	$ 0	$ 3	$ 512,379	$ (196,119)
Balance, shares at Dec. 31, 2018		9,942,950	14,000	250,000
Series B Preferred Shares dividend (Note 7)	(766)					(766)
Restricted Stock Units (Note 8)	429				429
Net Income for the period	10,389					10,389
Balance at Mar. 31, 2019	326,414	$ 99	$ 0	$ 3	512,808	(186,496)
Balance, shares at Mar. 31, 2019		9,942,950	14,000	250,000
Balance at Dec. 31, 2018	316,362	$ 99	$ 0	$ 3	512,379	(196,119)
Balance, shares at Dec. 31, 2018		9,942,950	14,000	250,000
Net Income for the period	19,523
Balance at Jun. 30, 2019	335,211	$ 99	$ 0	$ 3	513,237	(178,128)
Balance, shares at Jun. 30, 2019		9,942,950	14,000	250,000
Balance at Mar. 31, 2019	326,414	$ 99	$ 0	$ 3	512,808	(186,496)
Balance, shares at Mar. 31, 2019		9,942,950	14,000	250,000
Series B Preferred Shares dividend (Note 7)	(766)					(766)
Restricted Stock Units (Note 8)	429				429
Net Income for the period	9,134					9,134
Balance at Jun. 30, 2019	335,211	$ 99	$ 0	$ 3	513,237	(178,128)
Balance, shares at Jun. 30, 2019		9,942,950	14,000	250,000
Balance at Dec. 31, 2019	406,402	$ 175	$ 0	$ 3	565,586	(159,362)
Balance, shares at Dec. 31, 2019		17,556,738	14,428	250,000
Issuance of Class A common shares, net of offering costs, value	(39)				(39)
Series B Preferred Shares dividend (Note 7)	(879)					(879)
Restricted Stock Units (Note 8)	429				429
Net Income for the period	1,500					1,500
Issuance of Series B Preferred shares, net of offering costs, value	4,003				4,003
Issuance of Series B Preferred shares, net of offering costs, shares			1,646
Balance at Mar. 31, 2020	411,416	$ 175	$ 0	$ 3	569,979	(158,741)
Balance, shares at Mar. 31, 2020		17,556,738	16,074	250,000
Balance at Dec. 31, 2019	406,402	$ 175	$ 0	$ 3	565,586	(159,362)
Balance, shares at Dec. 31, 2019		17,556,738	14,428	250,000
Net Income for the period	15,016
Balance at Jun. 30, 2020	426,018	$ 177	$ 0	$ 3	571,974	(146,136)
Balance, shares at Jun. 30, 2020		17,741,008	16,655	250,000
Balance at Mar. 31, 2020	411,416	$ 175	$ 0	$ 3	569,979	(158,741)
Balance, shares at Mar. 31, 2020		17,556,738	16,074	250,000
Issuance of Class A common shares, net of offering costs, value	(35)	$ 2			(37)
Issuance of Class A common shares, net of offering costs, shares		184,270
Series B Preferred Shares dividend (Note 7)	(911)					(911)
Restricted Stock Units (Note 8)	853				853
Net Income for the period	13,516					13,516
Issuance of Series B Preferred shares, net of offering costs, value	1,179				1,179
Issuance of Series B Preferred shares, net of offering costs, shares			581
Balance at Jun. 30, 2020	$ 426,018	$ 177	$ 0	$ 3	$ 571,974	$ (146,136)
Balance, shares at Jun. 30, 2020		17,741,008	16,655	250,000